REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Long-Lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net		$ 87,678	$ 40,593
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net		49,175	10,385
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	[1]	3,398	4,458
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net		28,237	22,193
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net		$ 6,868	$ 3,557

[1]	Includes Europe, the Middle East (excluding Israel) and Africa.